Borrowings - Other, Related Financing Costs and Debt Repurchase (Details) - USD ($)			12 Months Ended
	Oct. 31, 2014	Jul. 11, 2014	Dec. 31, 2014	Dec. 31, 2013	Jul. 21, 2014	Mar. 14, 2014	Jan. 06, 2014
Debt Instrument [Line Items]
Proceeds from issuance of private placement		$ 3,500,000,000
Proceeds from issuance of private placement, net		2,500,000,000
Debt extinguishment costs		$ 260,000,000
Senior Unsecured Notes | 4.85% Senior unsecured subordinated notes due 2014
Debt Instrument [Line Items]
Interest rate	4.85%
Repayments of debt	$ 4,000,000
Senior Unsecured Notes | 11.75% Senior unsecured subordinated notes due 2021
Debt Instrument [Line Items]
Interest rate		11.75%	11.75%			11.75%	11.75%
Senior Unsecured Notes | 10.625% Senior unsecured notes due 2021
Debt Instrument [Line Items]
Interest rate			10.625%
Senior Unsecured Notes | 11.25% senior unsecured notes due 2021
Debt Instrument [Line Items]
Interest rate			11.25%
Senior Secured First Lien Notes
Debt Instrument [Line Items]
Repayments of debt			$ 0	$ 0
Senior Secured First Lien Notes | 6.75% Senior secured first lien notes due 2020
Debt Instrument [Line Items]
Interest rate			6.75%		6.75%